Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
NET SALES	$ 122,064,884	$ 121,184,834	$ 132,194,542
COST OF SALES	108,962,580	104,977,712	110,646,807
Gross profit from operations	13,102,304	16,207,122	21,547,735
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	16,078,118	16,064,990	16,599,151
Income (loss) from operations	(2,975,814)	142,132	4,948,584
OTHER INCOME (EXPENSE)
Interest income	90,716	120,071	74,624
Interest expense	(502,546)	(540,439)	(631,600)
Loss on impairment of equity investments	(415,287)	(858,787)	(524,188)
Gain (loss) on sale of equity investments	5,051,406	(79,793)	136,853
Dividend income	285,283	249,929	186,752
Other, net	258,550	890,809	1,193,594
Other Income (Expense), Total	4,768,122	(218,210)	436,035
INCOME (LOSS) BEFORE PROVISION FOR (BENEFIT FROM) INCOME TAXES	1,792,308	(76,078)	5,384,619
PROVISION FOR (BENEFIT FROM) INCOME TAXES	240,000	(300,000)	700,000
NET INCOME	1,552,308	223,922	4,684,619
Less: Net loss attributable to noncontrolling interest	0	0	(48,799)
NET INCOME ATTRIBUTABLE TO COMPANY	$ 1,552,308	$ 223,922	$ 4,733,418
Basic earnings per share	$ 0.38	$ 0.06	$ 1.18